UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 157.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.4%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$150,909

		$150,909

Education — 29.4%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/29	$470	$542,460
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	534,490
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,273,920
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	1,000	1,017,170
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/32	830	949,329
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	857,153
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	50,759
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	73,466
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	140	159,058
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	101,601
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	143,953
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	121,081
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	220,008
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/27	625	694,281
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	482,376
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	657,954
Pennsylvania State University, 5.00%, 9/1/34	750	871,268
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	841,560
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	287,690
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	628,607

		$10,508,184

Escrowed/Prerefunded — 21.1%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,219,480
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	395	431,628
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	435	461,274
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	315	333,932
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	233,222
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	360	399,686
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	500	543,455
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	695,363
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.625%, 6/1/29	750	795,210

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	$420	$459,589
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	71,127
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	569,141
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	985	1,059,978
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	16,142
Philadelphia, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	266,556

		$7,555,783

General Obligations — 8.5%
Chester County, 4.00%, 7/15/29	$750	$832,132
Chester County, 5.00%, 7/15/27	105	114,219
Daniel Boone Area School District, 5.00%, 8/15/32	30	31,464
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,222,440
West York Area School District, 5.00%, 4/1/33	750	825,908

		$3,026,163

Hospital — 21.2%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$541,110
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	805,365
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	390	428,551
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	507,190
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	235	235,536
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	818,520
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,199,080
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	552,060
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	272,650
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	727,211
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	284,753
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,199,446

		$7,571,472

Housing — 1.3%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$181,940
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	265	265,109

		$447,049

Industrial Development Revenue — 9.5%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(2)	$750	$750,383
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	218,194
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	781,987
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	272,885
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,356,007

		$3,379,456

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 3.7%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	$375	$391,999
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	914,664

		$1,306,663

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,125,036

		$1,125,036

Insured-Escrowed/Prerefunded — 18.1%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$475	$491,407
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	750	836,992
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,440	1,532,765
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	525,600
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,105	1,136,691
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,937,640

		$6,461,095

Insured-General Obligations — 3.2%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$25	$25,864
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	823,710
Luzerne County, (AGM), 5.00%, 11/15/29	250	275,550

		$1,125,124

Insured-Hospital — 0.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$308,823

		$308,823

Insured-Lease Revenue/Certificates of Participation — 4.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$533,890
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,223,728

		$1,757,618

Insured-Special Tax Revenue — 2.5%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$668,719
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	239,800

		$908,519

Insured-Transportation — 9.7%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$531,148
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,889
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,912,770

		$3,452,807

Insured-Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$551,990

		$551,990

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.3%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$108,477

		$108,477

Transportation — 12.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$506,032
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	309,900
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	475,429
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	515	552,770
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	935	1,032,577
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	452,177
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,046,746

		$4,375,631

Utilities — 1.1%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$365	$400,347

		$400,347

Water and Sewer — 4.4%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$763,545
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	824,317

		$1,587,862

Total Tax-Exempt Municipal Securities — 157.0% (identified cost $52,961,265)		$56,109,008

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$37	$14,724

Total Taxable Municipal Securities — 0.0%(3) (identified cost $36,894)		$14,724

Total Investments — 157.0% (identified cost $52,998,159)		$56,123,732

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.7)%		$(4,200,126)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (47.5)%		$(16,975,000)

Other Assets, Less Liabilities — 2.2%		$799,487

Net Assets Applicable to Common Shares — 100.0%		$35,748,093

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 30.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 14.7% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $750,383 or 2.1% of the Trust’s net assets applicable to common shares.

(3)	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	10	Short	Jun-17	$(1,519,513)	$(1,516,563)	$2,950

						$2,950

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At February 28, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $2,950.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,902,277

Gross unrealized appreciation	$3,786,820
Gross unrealized depreciation	(565,365)

Net unrealized appreciation	$3,221,455

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$56,109,008	$—	$56,109,008
Taxable Municipal Securities	—	14,724	—	14,724
Total Investments	$—	$56,123,732	$—	$56,123,732
Futures Contracts	$2,950	$—	$—	$2,950
Total	$2,950	$56,123,732	$—	$56,126,682

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017